Document and Entity Information	12 Months Ended
Apr. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb 29, 2012
Registrant Name	Fidelity Commonwealth Trust II
Central Index Key	0001364923
Amendment Flag	false
Document Creation Date	Dec 11, 2012
Document Effective Date	Dec 11, 2012
Prospectus Date	Apr 28, 2012

Fidelity International Enhanced Index Fund

Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity International Enhanced Index Fund on page 3.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section for Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, and Fidelity Large Cap Value Enhanced Index Fund on pages 6, 9, and 12, respectively.

Shareholder fees (fees paid directly from your investment)	None

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity Mid Cap Enhanced Index Fund on page 15.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the"Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Commonwealth Trust II
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Fidelity International Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fct3_SupplementTextBlock

Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity International Enhanced Index Fund on page 3.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section for Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, and Fidelity Large Cap Value Enhanced Index Fund on pages 6, 9, and 12, respectively.

Shareholder fees (fees paid directly from your investment)	None

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity Mid Cap Enhanced Index Fund on page 15.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the"Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Fidelity Large Cap Core Enhanced Index Fund

Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity International Enhanced Index Fund on page 3.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section for Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, and Fidelity Large Cap Value Enhanced Index Fund on pages 6, 9, and 12, respectively.

Shareholder fees (fees paid directly from your investment)	None

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity Mid Cap Enhanced Index Fund on page 15.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the"Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Commonwealth Trust II
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Fidelity Large Cap Core Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fct3_SupplementTextBlock

Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity International Enhanced Index Fund on page 3.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section for Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, and Fidelity Large Cap Value Enhanced Index Fund on pages 6, 9, and 12, respectively.

Shareholder fees (fees paid directly from your investment)	None

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity Mid Cap Enhanced Index Fund on page 15.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the"Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Fidelity Large Cap Growth Enhanced Index Fund

Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity International Enhanced Index Fund on page 3.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section for Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, and Fidelity Large Cap Value Enhanced Index Fund on pages 6, 9, and 12, respectively.

Shareholder fees (fees paid directly from your investment)	None

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity Mid Cap Enhanced Index Fund on page 15.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the"Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Commonwealth Trust II
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Fidelity Large Cap Growth Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fct3_SupplementTextBlock

Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity International Enhanced Index Fund on page 3.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section for Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, and Fidelity Large Cap Value Enhanced Index Fund on pages 6, 9, and 12, respectively.

Shareholder fees (fees paid directly from your investment)	None

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity Mid Cap Enhanced Index Fund on page 15.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the"Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Fidelity Large Cap Value Enhanced Index Fund

Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity International Enhanced Index Fund on page 3.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section for Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, and Fidelity Large Cap Value Enhanced Index Fund on pages 6, 9, and 12, respectively.

Shareholder fees (fees paid directly from your investment)	None

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity Mid Cap Enhanced Index Fund on page 15.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the"Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Commonwealth Trust II
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Fidelity Large Cap Value Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fct3_SupplementTextBlock

Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity International Enhanced Index Fund on page 3.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section for Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, and Fidelity Large Cap Value Enhanced Index Fund on pages 6, 9, and 12, respectively.

Shareholder fees (fees paid directly from your investment)	None

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity Mid Cap Enhanced Index Fund on page 15.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the"Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Fidelity Mid Cap Enhanced Index Fund

Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity International Enhanced Index Fund on page 3.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section for Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, and Fidelity Large Cap Value Enhanced Index Fund on pages 6, 9, and 12, respectively.

Shareholder fees (fees paid directly from your investment)	None

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity Mid Cap Enhanced Index Fund on page 15.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the"Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Commonwealth Trust II
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Fidelity Mid Cap Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fct3_SupplementTextBlock

Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity International Enhanced Index Fund on page 3.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section for Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, and Fidelity Large Cap Value Enhanced Index Fund on pages 6, 9, and 12, respectively.

Shareholder fees (fees paid directly from your investment)	None

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity Mid Cap Enhanced Index Fund on page 15.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the"Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Fidelity Small Cap Enhanced Index Fund

Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity International Enhanced Index Fund on page 3.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section for Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, and Fidelity Large Cap Value Enhanced Index Fund on pages 6, 9, and 12, respectively.

Shareholder fees (fees paid directly from your investment)	None

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity Mid Cap Enhanced Index Fund on page 15.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the"Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Commonwealth Trust II
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Fidelity Small Cap Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fct3_SupplementTextBlock

Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund
April 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity International Enhanced Index Fund on page 3.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section for Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, and Fidelity Large Cap Value Enhanced Index Fund on pages 6, 9, and 12, respectively.

Shareholder fees (fees paid directly from your investment)	None

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section for Fidelity Mid Cap Enhanced Index Fund on page 15.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the"Fund Summary" section for Fidelity Small Cap Enhanced Index Fund on page 18.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Commonwealth Trust II
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 11, 2012